Statements of Operations	6 Months Ended
Jun. 30, 2017
Income Statement Related Disclosures [Abstract]
Statements of Operations
Note 6 - Statements of Operations

A.	Selling, general and administrative expenses
	Six months ended June 30,
	2017	2016
	U.S. Dollars (in thousands)
Selling (1)	6,722	6,625
General and administrative	4,437	4,262

	11,159	10,887

(1) Including shipping and handling costs	271	295

B.            Financial income (expenses), net

	Six months ended June 30,
	2017	2016
	U.S. Dollars (in thousands)
Interest expense	-	(297)
Interest income	15	69
Re-evaluation expense on liabilities to the OCS	-	(183)
Other, net	(224)	32

	(209)	(379)